SHAREHOLDERS' EQUITY - Cash-settled LTI Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation
Accounts payable	$ 385,670	$ 398,482
Cash Settled DSU/DRSU
Share-based Compensation
Cash share-based compensation (recovery) expense	(400)	5,700	$ 6,900
Accounts payable	$ 8,200	$ 11,100